Debt - Schedule of Institutional Secured Term & Secured Portfolio Loans (Details) - Secured $ in Thousands	Dec. 31, 2024 USD ($) aircraft	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Amount outstanding	$ 8,537,495	$ 10,151,176
Institutional secured term loans & secured portfolio loans
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	199
Amount outstanding	$ 6,238,520	7,667,363
Weighted average interest rate	5.36%
Setanta
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	36
Amount outstanding	$ 1,000,000	2,000,000
Weighted average interest rate	6.08%
Hyperion
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	21
Amount outstanding	$ 600,000	600,000
Weighted average interest rate	6.08%
Rhenium
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	18
Amount outstanding	$ 815,738	867,714
Weighted average interest rate	5.98%
Archerfish
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	14
Amount outstanding	$ 557,774	0
Weighted average interest rate	5.73%
Cesium
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	14
Amount outstanding	$ 493,744	587,912
Weighted average interest rate	5.32%
Celtago & Celtago II
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	23
Amount outstanding	$ 482,031	613,034
Weighted average interest rate	4.66%
Other secured facilities
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	73
Amount outstanding	$ 2,289,233	$ 2,998,703
Weighted average interest rate	4.71%